Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Net Sales Attributed to Geographic Areas

NET SALES	2013	2012	2011
Asia	$2,974.1	$2,752.2	$2,571.4
Whereof: China	1,405.5	1,097.6	981.9
Japan	688.2	830.5	758.5
Rest of Asia	880.4	824.1	831.0
Americas	2,943.6	2,839.1	2,558.9
Europe	2,885.7	2,675.4	3,102.1
Total	$8,803.4	$8,266.7	$8,232.4

Schedule of Sales By Product

SALES BY PRODUCT	2013	2012	2011
Airbags and associated products1)	$5,686.0	$5,392.0	$5,392.8
Seatbelts and associated products	2,772.7	2,656.5	2,679.4
Active safety products	344.7	218.2	160.2
Total	$8,803.4	$8,266.7	$8,232.4

1) Includes sales of steering wheels, passive safety electronics, inflators and initiators.

Schedule of Long-Lived Assets

LONG-LIVED ASSETS	2013	2012
Asia	$612	$573
Whereof: China	277	243
Japan	106	130
Rest of Asia	229	200
Americas	1,927	1,977
Europe	744	731

Total	$3,283	$3,281